Consolidated Statements of Changes in Equity - JPY (¥) ¥ in Millions	Total	Common stock [Member]	Capital surplus [Member]	Treasury stock [member]	Retained earnings [Member]	Other components of equity [member]	Equity attributable to owners of the parent [Member]	Non-controlling interests [Member]
Beginning balance at Mar. 31, 2016	¥ 7,031,788	¥ 86,067	¥ 171,118	¥ (26,178)	¥ 6,194,311	¥ 336,115	¥ 6,761,433	¥ 270,355
Comprehensive income for the year
Profit for the year	679,394				616,569		616,569	62,825
Other comprehensive income, net of tax	69,543					79,510	79,510	(9,967)
Total comprehensive income for the year	748,937				616,569	79,510	696,079	52,858
Reclassification to retained earnings					64,219	(64,219)
Transactions with owners and other
Dividends paid	(209,921)				(162,205)		(162,205)	(47,716)
Purchases of treasury stock	(12)			(12)			(12)
Disposal of treasury stock	1			1			1
Equity transactions and others	(1,167)							(1,167)
Total transactions with owners and other	(211,099)			(11)	(162,205)		(162,216)	(48,883)
Ending balance at Mar. 31, 2017	7,569,626	86,067	171,118	(26,189)	6,712,894	351,406	7,295,296	274,330
Comprehensive income for the year
Profit for the year	1,128,639				1,059,337		1,059,337	69,302
Other comprehensive income, net of tax	(159,244)					(159,792)	(159,792)	548
Total comprehensive income for the year	969,395				1,059,337	(159,792)	899,545	69,850
Reclassification to retained earnings					13,322	(13,322)
Transactions with owners and other
Dividends paid	(217,844)				(174,221)		(174,221)	(43,623)
Purchases of treasury stock	(87,083)			(87,083)			(87,083)
Disposal of treasury stock	1			1			1
Equity transactions and others
Total transactions with owners and other	(304,926)			(87,082)	(174,221)		(261,303)	(43,623)
Ending balance (Previously stated [member]) at Mar. 31, 2018	8,234,095	86,067	171,118	(113,271)	7,611,332	178,292	7,933,538	300,557
Ending balance (Effect of changes in accounting policy [member]) at Mar. 31, 2018	(47,035)				(46,833)	(208)	(47,041)	6
Ending balance (Effect of hyperinflation [member]) at Mar. 31, 2018	5,442				(9,454)	14,896	5,442
Ending balance (Adjusted balance [member]) at Mar. 31, 2018	8,192,502	86,067	171,118	(113,271)	7,555,045	192,980	7,891,939	300,563
Ending balance at Mar. 31, 2018	8,234,095
Comprehensive income for the year
Profit for the year | Previously stated [member]	678,342
Profit for the year	676,286				610,316		610,316	65,970
Other comprehensive income, net of tax	26,321					27,293	27,293	(972)
Total comprehensive income for the year	702,607				610,316	27,293	637,609	64,998
Reclassification to retained earnings					5,890	(5,890)
Transactions with owners and other
Dividends paid	(260,281)				(194,271)		(194,271)	(66,010)
Purchases of treasury stock	(64,557)			(64,557)			(64,557)
Disposal of treasury stock	1			1			1
Share-based payment transactions	342		342				342
Equity transactions and others
Total transactions with owners and other	(324,495)		342	(64,556)	(194,271)		(258,485)	(66,010)
Other changes	(4,824)				(3,343)		(3,343)	(1,481)
Ending balance (Previously stated [member]) at Mar. 31, 2019	8,614,994
Ending balance at Mar. 31, 2019	¥ 8,565,790	¥ 86,067	¥ 171,460	¥ (177,827)	¥ 7,973,637	¥ 214,383	¥ 8,267,720	¥ 298,070